Document and Entity Information Document	Apr. 27, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	WOLVERINE WORLD WIDE INC /DE/
Entity Central Index Key	0000110471
Document Period End Date	Apr. 27, 2016